Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

September 30, 2022

Dates Covered
Collections Period	09/01/22 - 09/30/22
Interest Accrual Period	09/15/22 - 10/16/22
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/22	128,620,094.88	13,847
Yield Supplement Overcollateralization Amount 08/31/22	2,662,204.63	0
Receivables Balance 08/31/22	131,282,299.51	13,847
Principal Payments	8,401,906.42	309
Defaulted Receivables	18,587.77	2
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/22	2,383,738.45	0
Pool Balance at 09/30/22	120,478,066.87	13,536

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.01%
Prepayment ABS Speed	1.08%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	1,968,610.69	145
Past Due 61-90 days	601,493.39	38
Past Due 91-120 days	81,783.86	5
Past Due 121+ days	0.00	0
Total	2,651,887.94	188

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.16%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.56%
Delinquency Trigger Occurred	NO

Recoveries	93,709.21
Aggregate Net Losses/(Gains) - September 2022	(75,121.44)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.69%
Prior Net Losses/(Gains) Ratio	-0.44%
Second Prior Net Losses/(Gains) Ratio	0.36%
Third Prior Net Losses/(Gains) Ratio	-0.53%
Four Month Average	-0.33%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.04%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average Contract Rate	4.35%
Weighted Average Contract Rate, Yield Adjusted	6.58%
Weighted Average Remaining Term	22.30

Flow of Funds	$ Amount
Collections	8,982,621.90
Investment Earnings on Cash Accounts	5,409.13
Servicing Fee	(109,401.92)
Transfer to Collection Account	0.00
Available Funds	8,878,629.11

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	219,086.13
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	2,922,789.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	371,256.72

Total Distributions of Available Funds	8,878,629.11

Servicing Fee	109,401.92
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 09/15/22	123,400,855.87
Principal Paid	8,142,028.01
Note Balance @ 10/17/22	115,258,827.86

Class A-1
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-2a
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-2b
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-3
Note Balance @ 09/15/22	170,855.87
Principal Paid	170,855.87
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-4
Note Balance @ 09/15/22	76,260,000.00
Principal Paid	7,971,172.14
Note Balance @ 10/17/22	68,288,827.86
Note Factor @ 10/17/22	89.5473746%

Class B
Note Balance @ 09/15/22	31,320,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	31,320,000.00
Note Factor @ 10/17/22	100.0000000%

Class C
Note Balance @ 09/15/22	15,650,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	15,650,000.00
Note Factor @ 10/17/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	365,344.38
Total Principal Paid	8,142,028.01
Total Paid	8,507,372.39

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.14000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	474.13
Principal Paid	170,855.87
Total Paid to A-3 Holders	171,330.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	7,971,172.14
Total Paid to A-4 Holders	8,189,784.14

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3508777
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.8196249
Total Distribution Amount	8.1705026

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0013508
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.4867689
Total A-3 Distribution Amount	0.4881197

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	104.5262541
Total A-4 Distribution Amount	107.3929208

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	358.98
Noteholders' Principal Distributable Amount	641.02

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/22	2,609,619.51
Investment Earnings	4,829.35
Investment Earnings Paid	(4,829.35)
Deposit/(Withdrawal)	-
Balance as of 10/17/22	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$677,110.71	$647,151.49	$522,494.00
Number of Extensions	52	49	41
Ratio of extensions to Beginning of Period Receivables Balance	0.52%	0.46%	0.35%